Distribution of Income from Operations, including Restructuring and Other Items, by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Segment Reporting Information [Line Items]
Income from operations	$ 26,299	$ 11,004	$ 49,295	$ 22,736
Ireland
Segment Reporting Information [Line Items]
Income from operations	12,827	(305)	24,843	(6,601)
Rest Of Europe
Segment Reporting Information [Line Items]
Income from operations	3,531	6,701	7,317	16,422
U.S.
Segment Reporting Information [Line Items]
Income from operations	7,740	1,712	13,277	8,269
Rest of World
Segment Reporting Information [Line Items]
Income from operations	$ 2,201	$ 2,896	$ 3,858	$ 4,646